Loans, allowance for loan losses and credit quality (Details 4) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Gross impaired loans by category
Total non-performing and non-interest-earning loans	918	914
Restructured loans	83	6
Potential problem loans	198	274
Total other impaired loans	281	280
Gross impaired loans	1,199	1,194
Non-interest-earning loans	264	255
Non-performing loans	654	659
Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	547	586
Restructured loans	83	6
Potential problem loans	162	248
Total other impaired loans	245	254
Gross impaired loans	792	840
Non-interest-earning loans	177	172
Non-performing loans	370	414
Real estate.
Gross impaired loans by category
Total non-performing and non-interest-earning loans	91	65
Restructured loans	0	0
Potential problem loans	3	5
Total other impaired loans	3	5
Gross impaired loans	94	70
Non-interest-earning loans	14	13
Non-performing loans	77	52
Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	340	417
Restructured loans	83	6
Potential problem loans	156	215
Total other impaired loans	239	221
Gross impaired loans	579	638
Non-interest-earning loans	131	126
Non-performing loans	209	291
Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	116	104
Restructured loans	0	0
Potential problem loans	3	28
Total other impaired loans	3	28
Gross impaired loans	119	132
Non-interest-earning loans	32	33
Non-performing loans	84	71
Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	371	328
Restructured loans	0	0
Potential problem loans	36	26
Total other impaired loans	36	26
Gross impaired loans	407	354
Non-interest-earning loans	87	83
Non-performing loans	284	245
Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	183	151
Restructured loans	0	0
Potential problem loans	23	21
Total other impaired loans	23	21
Gross impaired loans	206	172
Non-interest-earning loans	14	7
Non-performing loans	169	144
Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	90	91
Restructured loans	0	0
Potential problem loans	3	5
Total other impaired loans	3	5
Gross impaired loans	93	96
Non-interest-earning loans	68	71
Non-performing loans	22	20
Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	98	86
Restructured loans	0	0
Potential problem loans	10	0
Total other impaired loans	10	0
Gross impaired loans	108	86
Non-interest-earning loans	5	5
Non-performing loans	93	81